Prepayments, Deposits and Other Assets, net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 31,139	$ 14,047	$ 19,422
Provision(recovery) for doubtful accounts	258,280	17,400	(4,510)
Foreign currency translation adjustments	17,094	(308)	(865)
Ending balance	$ 306,513	$ 31,139	$ 14,047